Financial Risk Management - Schedule of Foreign Currency Denominated Financial Assets and Liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 HKD ($)
Financial liabilities [Member] | Short term exposure [Member]
Financial liabilities
Trade and other liabilities	$ (1,277,647)	$ (318,355)	₩ (97,221)	$ (237,142)	$ (503,748)	₩ (97,221)
Convertible promissory notes	(255,840)
Derivative financial instruments	(16,352)
Warrant liabilities	(21,808)
Total exposure	(148,114)	(316,516)	(97,221)	1,106,437	(501,920)	(97,221)	6,352
Financial liabilities [Member] | Long term exposure [Member]
Financial liabilities
Trade and other liabilities
Convertible promissory notes				(14,400,621)
Derivative financial instruments				(1,171,172)
Warrant liabilities				(252,969)
Total exposure				(15,824,762)
Financial assets [Member] | Short term exposure [Member]
Financial assets
Cash and cash equivalents	10	150		3,802			6,352
Trade and other receivables				1,339,777	1,828
Other receivables	1,423,523	2,049
Financial assets [Member] | Long term exposure [Member]
Financial assets
Cash and cash equivalents
Trade and other receivables
Other receivables